Derivative Financial Instruments - Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ 0	$ (1)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(3)	2
Foreign Exchange Contract | Selling Marketing And Administration Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	0	(1)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (3)	$ 2